Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.44	1.32
Average foreign currency exchange rate	1.37	1.35
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.96	0.90
Average foreign currency exchange rate	0.92	0.92
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	7.30	7.10
Average foreign currency exchange rate	7.20	7.08
Polish Zloty
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	4.12	3.92
Average foreign currency exchange rate	3.98	4.59
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	11.03	10.04
Average foreign currency exchange rate	10.57	10.60
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	85.60	83.18
Average foreign currency exchange rate	83.66	82.57
Argentine Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1,032.12	806.72
Average foreign currency exchange rate	910.42	285.97